Geographical and Segment Information (Details) - Customer	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Sales to customers located in [Abstract]
Number of top customers	5
Number of major customers	6	5
Major customer (in hundredth)	78.00%	96.00%